Statement of Operations and Comprehensive Income (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	$ 0	$ 566,000
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Tax Effect	$ (225,000)	$ (247,000)